Financing Income and Expenses (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Financing Income And Expenses [Abstract]
Schedule of financing income and expenses
	Six months ended June 30,	Six months ended June 30,	Year ended December 31,
	2022	2021	2021
	USD thousands	USD thousands	USD thousands
Financial Income
Net change in fair value of financial instruments mandatorily measured at fair value through profit or loss	80	401	509
Net foreign exchange income	982	-	-
Total Financial Income	1,062	401	509

Financial Expenses
Net foreign exchange loss	-	485	1,279
Interest expense on lease liabilities	137	1	9
Bank interest and commission expenses	8	7	11
Total Financial Expenses	145	493	1,299

Net financing expenses (income) recognized in profit or loss	(917)	92	790

	Three months ended June 30,	Three months ended June 30,
	2022	2021
	USD thousands	USD thousands
Financial Income
Net change in fair value of financial instruments mandatorily measured at fair value through profit or loss(1)	36	24
Net foreign exchange income	642	-
Total Financial Income	678	24

Financial Expenses
Net foreign exchange loss	-	659
Interest expense on lease liabilities	81	-
Bank interest and commission expenses	4	5
Total Financial Expenses	85	664

Net financing expenses (income) recognized in profit or loss	(593)	640